Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 403	$ 201
Stockholders’ equity (deficit):
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	52,000,000
Common stock, shares issued (in shares)	112,996,568	22,118,619
Common stock, shares outstanding (in shares)	112,996,568	22,118,619
Series A and Series A-1 Redeemable Convertible Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0	23,030,285
Temporary equity, shares issued (in shares)	0	46,395,823
Temporary equity, shares outstanding (in shares)	0	46,395,823
Series B and Series B-1 Redeemable Convertible Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0	7,507,073
Temporary equity, shares issued (in shares)	0	15,413,489
Temporary equity, shares outstanding (in shares)	0	15,413,489